Document and Entity Information	Mar. 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 15, 2023
Entity File Number	001-35569
Entity Registrant Name	CHEMBIO DIAGNOSTICS, INC.
Entity Central Index Key	0001092662
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	88-0425691
Entity Address, Address Line One	3361 Horseblock Road
Entity Address, City or Town	Medford
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11763
City Area Code	631
Local Phone Number	924-1135
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CEMI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false